Real Estate	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Real Estate [Line Items]
Real Estate
Real Estate

As of September 30, 2018, the Company's real estate portfolio consisted of 27 properties (35 buildings) in 17 states consisting of office, industrial, distribution, and data center facilities with a combined acquisition value of $1.1 billion including the allocation of the purchase price to above and below-market lease valuation, encompassing approximately 7.3 million square feet.

Depreciation expense for buildings and improvements for the nine months ended September 30, 2018 was $15.3 million. Amortization expense for intangibles, including, but not limited to, tenant origination and absorption costs, for the nine months ended September 30, 2018 was $18.1 million.

Future Minimum Contractual Rent Payments

The future minimum contractual rent payments pursuant to the current lease terms are shown in the table below. The Company's current leases have expirations ranging from 2021 to 2044.

As of September 30, 2018
Remaining 2018	$19,311
2019	78,887
2020	80,492
2021	72,677
2022	73,538
Thereafter	528,803
Total	$853,708

Intangibles

The Company allocated a portion of the acquired real estate asset value to in-place lease valuation and tenant origination and absorption cost. The in-place lease was measured against comparable leasing information and the present value of the difference between the contractual, in-place rent and the fair market rent was calculated using, as the discount rate, the capitalization rate utilized to compute the value of the real estate at acquisition.

	September 30, 2018	December 31, 2017
In-place lease valuation (above market)	$4,046	$4,046
In-place lease valuation (above market), accumulated amortization	(1,030)	(752)
Intangible assets, net	$3,016	$3,294
In-place lease valuation (below market)	$(62,070)	$(62,070)
In-place lease valuation (below market) - accumulated amortization	14,564	10,775
In-place lease valuation (below market), net	$(47,506)	$(51,295)
Tenant origination and absorption cost	$240,364	$240,364
Tenant origination and absorption cost - accumulated amortization	(65,264)	(47,165)
Tenant origination and absorption cost, net	$175,100	$193,199

The following table sets forth the estimated annual amortization (income) expense for in-place lease valuation, and tenant origination and absorption costs as of September 30, 2018 for the next five years:

Year	In-Place Lease Valuation	Tenant Origination and Absorption Costs
Remaining 2018	$(1,170)	$6,033
2019	$(4,695)	$24,198
2020	$(4,695)	$24,198
2021	$(3,799)	$19,715
2022	$(3,799)	$19,597

Real Estate
As of December 31, 2017, the Company’s real estate portfolio consisted of 27 properties (35 buildings) in 17 states consisting of office, industrial, distribution, and data center facilities with a combined acquisition value of $1.1 billion including the allocation of the purchase price to above and below-market lease valuation, encompassing approximately 7.3 million square feet.
Depreciation expense for buildings and improvements for the year ended December 31, 2017 was $20.2 million. Amortization expense for intangibles, including, but not limited to, tenant origination and absorption costs, for the year ended December 31, 2017 was $23.8 million.
The purchase price and other acquisition items for the properties acquired during the year ended December 31, 2017 are shown below:

							Paid to Advisor
Property	Location	Tenant/Major Lessee	Acquisition Date	Purchase Price		Approx. Square Feet	Acquisition Fees and Reimbursable Expenses (1)	Contingent Advisor Payment (2)	Year of Lease Expiration
Allstate	Lone Tree, CO	Allstate Insurance Company	1/31/2017	$14,750	(3)	70,300	$402	$273	2026
MISO	Carmel, IN	Midcontinent Independent System Operator, Inc.	5/15/2017	$28,600		133,400	$696	$529	2028

(1)
Under the Original Advisory Agreement, the fee consisted of a 2.0% base acquisition fee and acquisition expense reimbursement for actual acquisition expenses incurred, estimated to be approximately 1.0% of acquisition value.

(2)
Under the Original Advisory Agreement, the Advisor was entitled to receive an acquisition fee in an amount up to 3.85% of the contract purchase price for each property the Company acquired. The acquisition fee consisted of a 2.0% base acquisition fee and up to an additional 1.85% contingent advisor payment (the “Contingent Advisor Payment”); provided, however, that $5.0 million of amounts advanced by the Advisor for dealer manager fees and organizational and offering expenses (the “Contingent Advisor Payment Holdback”) would be retained by the Company until the later of (a) the termination of the IPO, including any follow-on offerings where the Advisor provides up-front funding of offering fees, or (b) July 31, 2017, at which time such amount would be paid to the Advisor. On July 31, 2017, the Company paid to the Advisor the Contingent Advisor Payment Holdback of $5.0 million, which consisted of amounts previously advanced by the Advisor for dealer manager fees and organizational and offering expenses.

(3)	The purchase price for the Allstate property was $14.8 million, plus closing costs, less a credit in the amount of $0.4 million applied at closing.

Real Estate - Valuation and Purchase Price Allocation
The Company allocates the purchase price to the fair value of the tangible assets of a property by valuing the property as if it were vacant. This “as-if vacant” value is estimated using an income, or discounted cash flow, approach that relies upon Level 3 inputs, which are unobservable inputs based on the Company’s review of the assumptions a market participant would use. These Level 3 inputs include discount rates, capitalization rates, market rents and comparable sales data for similar properties. Estimates of future cash flows are based on a number of factors including historical operating results, known and anticipated trends, and market and economic conditions. In calculating the “as-if vacant” value for acquisitions completed during the year ended December 31, 2017, the Company used discount rates ranging from 5.75% to 8.25%.
In determining the fair value of intangible lease assets or liabilities, the Company also considers Level 3 inputs. Acquired above and below-market leases are valued based on the present value of the difference between prevailing market rates and the in-place rates measured over a period equal to the remaining term of the lease for above-market leases and the initial term plus the term of any below-market fixed rate renewal options for below-market leases, if applicable. The estimated fair value of acquired in-place at-market tenant leases are the costs that would have been incurred to lease the property to the occupancy level of the property at the date of acquisition. Such estimates include the value associated with leasing commissions, legal and other costs, as well as the estimated period necessary to lease such property that would be incurred to lease the property to its occupancy level at the time of its acquisition. Acquisition costs associated with asset acquisitions are capitalized in the period they are incurred.
The following summarizes the purchase price allocations for the properties acquired during the year ended December 31, 2017:

Property(1)	Land	Building and Improvements	Tenant Origination and Absorption Cost	In-Place Lease Valuation Above Market	In-Place Lease Valuation (Below) Market	Total
Allstate	$1,808	$9,071	$5,019	$—	$(1,001)	$14,897
MISO	$3,104	$18,077	$7,937	$218	$—	$29,336

(1)
The Company evaluated the transactions above under the clarified framework for determining whether an integrated set of assets and activities meets the definition of a business, pursuant to ASU No. 2017-01, Business Combinations, issued in January 2017, which the Company early-adopted effective October 1, 2016. Acquisitions that do not meet the definition of a business are accounted for as asset acquisitions. Since the transactions above lacked a substantive process, the transactions did not meet the definition of a business and consequently were accounted for as asset acquisitions. The Company allocated the total consideration (including acquisition costs of approximately $1.2 million) to the individual assets and liabilities acquired on a relative fair value basis.

Future Minimum Contractual Rent Payments
The future minimum contractual rent payments pursuant to the current lease terms are shown in the table below. The Company’s current leases have expirations ranging from 2020 to 2044.

As of December 31, 2017
2018	$71,662
2019	78,887
2020	80,492
2021	72,677
2022	73,538
Thereafter	528,803
Total	$906,059

Intangibles
The Company allocated a portion of the acquired real estate asset value to in-place lease valuation and tenant origination and absorption cost. The in-place lease was measured against comparable leasing information and the present value of the difference between the contractual, in-place rent and the fair market rent was calculated using, as the discount rate, the capitalization rate utilized to compute the value of the real estate at acquisition. The intangible assets are amortized over the remaining lease terms of the respective properties, which on a weighted-average basis, was approximately 10.3 and 11.4 years as of December 31, 2017 and December 31, 2016, respectively.

	December 31, 2017	December 31, 2016
In-place lease valuation (above market)	$4,046	$3,828
In-place lease valuation (above market), accumulated amortization	(752)	(300)
Intangible assets, net	$3,294	$3,528
In-place lease valuation (below market)	$(62,070)	$(61,069)
In-place lease valuation (below market) - accumulated amortization	10,775	5,750
In-place lease valuation (below market), net	$(51,295)	$(55,319)
Tenant origination and absorption cost	$240,364	$227,407
Tenant origination and absorption cost - accumulated amortization	(47,165)	(23,409)
Tenant origination and absorption cost, net	$193,199	$203,998

The amortization of the intangible assets and other leasing costs for the respective periods is as follows:

	Amortization (income) expense for the year ended December 31,
	2017	2016	2015
In-place lease valuation	$(4,573)	$(3,592)	$(1,858)
Tenant origination and absorption cost	$23,756	$16,264	$7,145

The following table sets forth the estimated annual amortization (income) expense for in-place lease valuation, and tenant origination and absorption costs as of December 31, 2017 for the next five years:

Year	In-Place Lease Valuation	Tenant Origination and Absorption Costs
2018	$(4,695)	$24,198
2019	$(4,695)	$24,198
2020	$(4,695)	$24,198
2021	$(3,799)	$19,715
2022	$(3,799)	$19,597

Griffin Capital Essential Asset REIT, Inc. [Member]
Real Estate [Line Items]
Real Estate
Real Estate
As of September 30, 2018, the Company’s real estate portfolio consisted of 76 properties in 20 states consisting substantially of office, warehouse, and manufacturing facilities and two land parcels held for future development with a combined acquisition value of approximately $3.0 billion, including the allocation of the purchase price to above and below-market lease valuation.
Depreciation expense for buildings and improvements for the nine months ended September 30, 2018 was $44.4 million. Amortization expense for intangibles, including, but not limited to, tenant origination and absorption costs for the nine months ended September 30, 2018 was $44.9 million.
2018 Acquisitions
The purchase price and other acquisition items for the properties acquired during the nine months ended September 30, 2018 are shown below:

Property	Location	Tenant/Major Lessee	Acquisition Date	Purchase Price	Approx. Square Feet	Acquisition Fees and Expenses (1)	Year of Lease Expiration
Quaker	Lakeland, Florida	Quaker Sales and Distribution, Inc.	3/13/2018	$59,600	605,400	$1,777	2028
McKesson	Scottsdale, Arizona	McKesson Corporation	4/10/2018	$67,000	271,100	$2,139	2028
Shaw	Wentworth, Georgia	Shaw Industries, Inc.	5/3/2018	$56,526	1,001,500	$1,782	2033

(1)
The Advisor is entitled to receive acquisition fees equal to 2.5% and acquisition expense reimbursement of up to 0.5% of the contract purchase price for each acquisition. In addition, the Company incurred third-party costs associated with the three acquisitions.

Real Estate - Valuation and Purchase Price Allocation
The Company allocates the purchase price to the relative fair value of the tangible assets of a property by valuing the property as if it were vacant. This “as-if vacant” value is estimated using an income, or discounted cash flow, approach that relies upon Level 3 inputs, which are unobservable inputs based on the Company's review of the assumptions a market participant would use. These Level 3 inputs include discount rates, capitalization rates, market rents and comparable sales data for similar properties. Estimates of future cash flows are based on a number of factors including historical operating results, known and anticipated trends, and market and economic conditions. In calculating the “as-if vacant” value for acquisitions completed during the nine months ended September 30, 2018, the Company used a discount rate of 6.25% to 7.75%.
In determining the fair value of intangible lease assets or liabilities, the Company also considers Level 3 inputs. Acquired above and below-market leases are valued based on the present value of the difference between prevailing market rates and the in-place rates measured over a period equal to the remaining term of the lease for above-market leases and the initial term plus the term of any below-market fixed rate renewal options for below-market leases, if applicable. The estimated fair value of acquired in-place at-market tenant leases are the costs that would have been incurred to lease the property to the occupancy level of the property at the date of acquisition. Such estimates include the value associated with leasing commissions, legal and other costs, as well as the estimated period necessary to lease such property that would be incurred to lease the property to its occupancy level at the time of its acquisition. Acquisition costs associated with asset acquisitions are capitalized in the period they are incurred.
The following summarizes the purchase price allocations of the properties acquired during the nine months ended September 30, 2018:

Property (1)	Land	Building and improvements	Tenant origination and absorption costs	In-place lease valuation - above (below) market	Receivable- Ground Lease	Payable- Ground Lease Payments	Total
Quaker	$5,433	$50,953	$4,387	$(502)	$—	$—	$60,271
McKesson	$312	$45,109	$24,652	$(933)	$—	$—	$69,140
Shaw	$5,465	$48,820	$8,297	$(4,273)	$2,008	$(2,008)	$58,309

(1)
The Company evaluated the transactions above under the clarified framework for determining whether an integrated set of assets and activities meets the definition of a business, pursuant to ASU No. 2017-01, Business Combinations, issued in January 2017, which the Company early-adopted effective January 1, 2017. Acquisitions that do not meet the definition of a business are accounted for as asset acquisitions. Since the transactions above lacked a substantive process, the transactions did not meet the definition of a business and consequently were accounted for as asset acquisitions. The Company allocated the total consideration (including acquisition costs of approximately $5.7 million) to the individual assets and liabilities acquired on a relative fair value basis.

Future Minimum Contractual Rent Payments
The future minimum contractual rent payments pursuant to the current lease terms are shown in the table below. The Company's current leases have expirations ranging from 2018 to 2036.

As of September 30, 2018
Remaining 2018	$61,164
2019	226,557
2020	204,640
2021	191,182
2022	182,708
Thereafter	803,849
Total	$1,670,100

Intangibles
The Company allocated a portion of the acquired and contributed real estate asset value to in-place lease valuation and tenant origination and absorption cost, net of the write-off of intangibles, as of September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017
In-place lease valuation (above market)	$42,736	$42,736
In-place lease valuation (above market) - accumulated amortization	(31,065)	(26,613)
In-place lease valuation (above market), net	11,671	16,123
Ground leasehold interest (below market)	2,254	2,255
Ground leasehold interest (below market) - accumulated amortization	(129)	(109)
Ground leasehold interest (below market), net	2,125	2,146
Intangible assets, net	$13,796	$18,269
In-place lease valuation (below market)	$(55,482)	$(49,774)
In-place lease valuation (below market) - accumulated amortization	30,779	26,193
In-place lease valuation (below market), net	$(24,703)	$(23,581)
Tenant origination and absorption cost	$532,207	$494,871
Tenant origination and absorption cost - accumulated amortization	(284,763)	(242,108)
Tenant origination and absorption cost, net	$247,444	$252,763

The following table sets forth the estimated annual amortization (income) expense for in-place lease valuation, net, tenant origination and absorption costs, ground leasehold improvements, and other leasing costs as of September 30, 2018 for the next five years:

Year	In-place lease valuation, net	Tenant origination and absorption costs	Ground leasehold improvements	Other leasing costs
Remaining 2018	$(386)	$11,150	$21	$2,389
2019	$(2,464)	$38,096	$21	$4,765
2020	$(936)	$29,867	$21	$4,712
2021	$(717)	$25,170	$21	$4,830
2022	$(1,058)	$22,938	$21	$4,818

Tenant and Portfolio Risk
The Company monitors the credit of all tenants to stay abreast of any material changes in credit quality. The Company monitors tenant credit by (1) reviewing the credit ratings of tenants (or their parent companies) that are rated by nationally recognized rating agencies; (2) reviewing financial statements and related metrics and information that are publicly available or that are required to be provided pursuant to the lease; (3) monitoring news reports and press releases regarding the tenants and their underlying business and industry; and (4) monitoring the timeliness of rent collections.
Restricted Cash
In conjunction with acquisition of certain assets, as required by certain lease provisions or certain lenders in conjunction with an acquisition or debt financing, or credits received by the seller of certain assets, the Company assumed or funded reserves for specific property improvements and deferred maintenance, re-leasing costs, and taxes and insurance, which are included on the consolidated balance sheets as restricted cash. Additionally, an ongoing replacement reserve is funded by certain tenants pursuant to each tenant’s respective lease as follows:

	Balance as of
	September 30, 2018	December 31, 2017
Cash reserves	$20,619	$17,034
Midland mortgage loan restricted lockbox	1,746	2,158
1031 Exchange Funds (1)	—	154,940
Total	$22,365	$174,132

(1)
Section 1031 of the Internal Revenue Code of 1986, as amended ("1031 Exchanges"). Represents cash proceeds from a disposition that are temporarily held at the qualified intermediary for purposes of facilitating potential Section 1031 Exchanges. The Company's three acquisitions during the six months ended June 30, 2018 completed the 1031 Exchange.

As of September 30, 2018, one property, the Bridgestone property located in Bloomingdale, Illinois, met the criteria to be classified as held for sale. Therefore, the Company classified the property as held for sale, net, on the consolidated balance sheets at the lower of its (i) carrying amount or (ii) fair value less disposition costs as of September 30, 2018. The Bridgestone property is included in continuing operations in the consolidated statements of operations, as the property did not meet the prerequisite requirements to be classified as a discontinued operation.
The following summary presents the major components of assets and liabilities related to the real estate held for sale as of the nine months ended September 30, 2018 and year ended December 31, 2017:

	Balance as of
	September 30, 2018	December 31, 2017
Land	$589	$589
Building and improvements	2,493	2,493
Tenant origination and absorption cost	493	493
Total real estate	3,575	3,575
Less: accumulated depreciation and amortization	(868)	(794)
Total real estate, net	2,707	2,781
Other assets	4	178
Total assets	$2,711	$2,959

Accrued expenses and other liabilities	$288	$527
Due to affiliates	5	10
Total liabilities	$293	$537

Real Estate
As of December 31, 2017, the Company’s real estate portfolio consisted of 73 properties in 20 states consisting substantially of office, warehouse, and manufacturing facilities and 2 land parcels held for future development with a combined acquisition value of approximately $2.8 billion, including the allocation of the purchase price to above and below-market lease valuation.
Depreciation expense for buildings and improvements for the years ended December 31, 2017, 2016, and 2015 was $56.0 million, $56.7 million, and $43.3 million, respectively. Amortization expense for intangibles, including but not limited to, tenant origination and absorption costs for the years ended December 31, 2017, 2016, and 2015 was $60.6 million, $74.1 million, and $69.4 million, respectively.
2017 Acquisitions
The purchase price and other acquisition items for the property acquired during the year ended December 31, 2017 are shown below:

Property	Location	Tenant/Major Lessee	Acquisition Date	Purchase Price	Approx. Square Feet	Acquisition Fees Paid to the Advisor (1)	Year of Lease Expiration
LPL	Fort Mill, SC	LPL Holdings, Inc.	11/30/2017	$130,000	451,600	$3,791	2036

(1)	The Advisor is entitled to receive acquisition fees equal to 2.5% and acquisition expense reimbursement of up to 0.5% of the contract purchase price for each acquisition.

Real Estate - Valuation and Purchase Price Allocation
The Company allocates the purchase price to the relative fair value of the tangible assets of a property by valuing the property as if it were vacant. This “as-if vacant” value is estimated using an income, or discounted cash flow, approach that relies upon Level 3 inputs, which are unobservable inputs based on the Company’s review of the assumptions a market participant would use. These Level 3 inputs include discount rates, capitalization rates, market rents and comparable sales data for similar properties. Estimates of future cash flows are based on a number of factors including historical operating results, known and anticipated trends, and market and economic conditions. In calculating the “as-if vacant” value for acquisitions completed during the year ended December 31, 2017, the Company used a discount rate of 7%.
In determining the fair value of intangible lease assets or liabilities, the Company also considers Level 3 inputs. Acquired above and below-market leases are valued based on the present value of the difference between prevailing market rates and the in-place rates measured over a period equal to the remaining term of the lease for above-market leases and the initial term plus the term of any below-market fixed rate renewal options for below-market leases, if applicable. The estimated fair value of acquired in-place at-market tenant leases are the costs that would have been incurred to lease the property to the occupancy level of the property at the date of acquisition. Such estimates include the value associated with leasing commissions, legal and other costs, as well as the estimated period necessary to lease such property that would be incurred to lease the property to its occupancy level at the time of its acquisition. Acquisition costs associated with asset acquisitions are capitalized in the period they are incurred.
The following summarizes the purchase price allocation of the LPL property acquired during the year ended December 31, 2017:

Property	Land	Building and improvements	Tenant origination and absorption costs	In-place lease valuation - above market	Total
LPL (1)	$5,886	$108,000	$19,859	$383	$134,128

(1)
The Company evaluated the transactions above under the clarified framework for determining whether an integrated set of assets and activities meets the definition of a business, pursuant to ASU No. 2017-01, Business Combinations, issued in January 2017, which the Company early-adopted effective January 1, 2017. Acquisitions that do not meet the definition of a business are accounted for as asset acquisitions. Since the transaction above lacked a substantive process, the transaction did not meet the definition of a business and consequently was accounted for as asset acquisition. The Company allocated the total consideration (including acquisition costs of approximately $4.1 million) to the individual assets and liabilities acquired on a relative fair value basis.

Sale of Properties
12669 Encinitas Avenue (“ITT Property”)
On June 30, 2017, the Company sold the ITT property located in Los Angeles, California for total proceeds of $10.0 million, less closing costs and other closing credits. The carrying value of the property on the closing date was approximately $5.4 million. Upon the sale of the property, the Company recognized a gain of approximately $4.0 million.
26 Century Boulevard (“One Century Plaza Property”)
On October 19, 2017, the Company sold the One Century Plaza property located in Nashville, Tennessee for total proceeds of $100.0 million, less closing costs and other closing credits. The carrying value of the property on the closing date was approximately $67.9 million. Upon the sale of the property, the Company recognized a gain of approximately $32.1 million.
910 Flower Street (“DreamWorks Property”)
On November 20, 2017, the Company sold the DreamWorks property located in Los Angeles, California for total proceeds of $290.0 million, less closing costs and other closing credits. The carrying value of the property on the closing date was approximately $210.1 million. Upon the sale of the property, the Company recognized a gain of approximately $79.9 million.
Future Minimum Contractual Rent Payments
The future minimum contractual rent payments pursuant to the current lease terms are shown in the table below. The Company’s current leases have expirations ranging from 2018 to 2036.

As of December 31, 2017
2018	$231,620
2019	210,449
2020	188,653
2021	174,053
2022	164,494
Thereafter	664,226
Total	$1,633,495

Intangibles
The Company allocated a portion of the acquired and contributed real estate asset value to in-place lease valuation and tenant origination and absorption cost, net of the write-off of intangibles for the years ended December 31, 2017 and 2016. In-place leases were measured against comparable leasing information and the present value of the difference between the contractual, in-place rent, and the fair market rent was calculated using, as the discount rate, the capitalization rate utilized to compute the value of the real estate at acquisition or contribution.

	December 31,
	2017	2016
In-place lease valuation (above market)	$43,826	$47,419
In-place lease valuation (above market) - accumulated amortization	(27,703)	(20,543)
In-place lease valuation (above market), net	16,123	26,876
Ground leasehold interest (below market)	2,255	2,254
Ground leasehold interest (below market) - accumulated amortization	(109)	(82)
Ground leasehold interest (below market), net	2,146	2,172
Intangible assets, net	$18,269	$29,048
In-place lease valuation (below market)	$(49,774)	$(51,966)
In-place lease valuation (below market) - accumulated amortization	26,193	20,330
In-place lease valuation (below market), net	$(23,581)	$(31,636)
Tenant origination and absorption cost	$495,364	$541,646
Tenant origination and absorption cost - accumulated amortization	(242,601)	(197,173)
Tenant origination and absorption cost, net	$252,763	$344,473

The intangible assets are amortized over the remaining lease term of each property, which on a weighted-average basis, was approximately 6.5 years and 7.1 years as of December 31, 2017 and 2016, respectively. The amortization of the intangible assets and other leasing costs for the respective periods is as follows:

	Amortization (income) expense for the year ended December 31,
	2017	2016	2015
In-place lease valuation, net	$1,689	$3,287	$(3,785)
Tenant origination and absorption cost	$59,046	$72,912	$69,099
Ground leasehold amortization (below market)	$27	$28	$28
Other leasing costs amortization	$1,527	$1,202	$301

The following table sets forth the estimated annual amortization (income) expense for in-place lease valuation, net, tenant origination and absorption costs, ground leasehold improvements, and other leasing costs as of December 31, 2017 for the next five years:

Year	In-place lease valuation, net	Tenant origination and absorption costs	Ground leasehold improvements	Other leasing costs
2018	$(1,018)	$51,363	$27	$1,768
2019	$(1,856)	$42,721	$27	$1,782
2020	$(770)	$33,302	$27	$1,757
2021	$(630)	$28,724	$27	$1,704
2022	$(1,007)	$24,918	$27	$1,674

Tenant and Portfolio Risk
The Company monitors the credit of all tenants to stay abreast of any material changes in credit quality. The Company monitors tenant credit by (1) reviewing the credit ratings of tenants (or their parent companies) that are rated by nationally recognized rating agencies; (2) reviewing financial statements and related metrics and information that are publicly available or that are required to be provided pursuant to the lease; (3) monitoring news reports and press releases regarding the tenants and their underlying business and industry; and (4) monitoring the timeliness of rent collections.
2500 Windy Ridge Parkway
In January 2017, Coca-Cola Refreshments USA, Inc. terminated their lease at the 2500 Windy Ridge Parkway property located in Atlanta, Georgia (an office facility); consequently, the Company released Coca-Cola Refreshments USA, Inc. from any and all obligations under the lease in-place effective December 31, 2016. In exchange, the Company agreed to receive a fee of $12.8 million, which is included in lease termination income on the consolidated statements of operations for the year ended December 31, 2017. The fee is being paid in quarterly installments over a two year period equal to $1.6 million per quarter. The Company received the first payment on January 31, 2017. During the year ended December 31, 2016, and as a result of the lease termination, the Company accelerated approximately $3.4 million of unamortized in-place lease intangible assets that were recorded as part of the purchase price allocation when the property was acquired and approximately $0.4 million of deferred rent.
400 Bertha Lamme Drive
During the year ended December 31, 2017, as a result of Westinghouse Electric Company, LLC filing for bankruptcy, the Company recorded an impairment provision of approximately $5.7 million related to the lease intangibles as it was determined that the carrying value of these assets would not be recoverable, which excluded building and land. In determining the fair value of intangible lease assets, the Company considered Level 3 inputs. The estimated fair value of acquired in-place at-market tenant leases are the costs that would have been incurred to lease the property to the occupancy level of the property at the date of acquisition. Such estimates include the value associated with leasing commissions, legal and other costs, as well as the estimated period necessary to lease such property that would be incurred to lease the property to its occupancy level at the time of its acquisition.
333 East Lake Street
During the year ended December 31, 2017, the Company recorded an impairment provision of approximately $2.8 million as it was determined that the carrying value of the real estate would not be recoverable. This impairment resulted from changes in projected cash flows the property was expected to generate. In determining the fair value of property, the Company considered Level 3 inputs.
Restricted Cash
In conjunction with acquisition of certain assets, as required by certain lease provisions or certain lenders in conjunction with an acquisition or debt financing, or credits received by the seller of certain assets, the Company assumed or funded reserves for specific property improvements and deferred maintenance, re-leasing costs, and taxes and insurance, which are included on the consolidated balance sheets as restricted cash. Additionally, an ongoing replacement reserve is funded by certain tenants pursuant to each tenant’s respective lease as follows:

	Balance as of December 31, 2016	Additions	Deductions	Balance as of December 31, 2017
Tenant improvement reserves (1)	$9,238	$5,468	$(1,071)	$13,635
Midland mortgage loan repairs reserves (2)	67	323	—	390
Real estate tax reserve (3)	1,645	3,344	(2,892)	2,097
Property insurance reserve (Emporia Partners) (3)	257	467	(499)	225
Rent Abatement Reserve	—	731	(390)	341
Restricted deposits/Leasing commission reserve	745	4	(404)	345
Midland mortgage loan restricted lockbox (4)	1,468	2,158	(1,468)	2,158
Holdback Escrow (5)	—	77,275	(77,275)	—
1031 Exchange Funds (6)	—	286,711	(131,771)	154,940
Total	$13,420	$376,481	$(215,770)	$174,131

(1)	Represents tenant improvement reserves held by the lenders.

(2)
Represents a deferred maintenance reserve funded by the Company as part of the refinancing that occurred on February 28, 2013, whereby certain properties became collateral for the Midland mortgage loan.

(3)	Represents real estate tax and insurance reserves which are funded monthly and held by the lenders. Funds are requested for disbursement as real estate tax and insurance premium payments are made.

(4)
As part of the terms of the Midland mortgage loan, rent collections from the eight properties which serve as collateral thereunder are received in a designated cash collateral account which is controlled by the lender until the designated payment date, as defined in the loan agreement, and the excess cash is transferred to the operating account.

(5)	Represents initial funds held back related to the Bank of America Loan, which were released on October 25, 2017 and October 26, 2017.

(6)	Represents cash proceeds from a disposition that are temporarily held at the qualified intermediary for purposes of facilitating potential Section 1031 Exchanges.